Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
	Three Months Ended March 31,
	2023	2022
Product and service revenue
Stepvans & vehicle incentives(1)	$4,262	$6,863
Powertrains	5	14
Fleet-as-a-Service	166	95
Total product and service revenue	4,433	6,972
Ancillary revenue	264	59
Total revenues	$4,697	$7,031

(1)	Amounts are net of returns.

	Years Ended December 31,
	2022	2021
Product and service revenue
Stepvans & vehicle incentives(1)	$31,829	$2,735
Powertrains	2,226	2,152
Fleet-as-a-Service	606	–
Total product revenue	34,661	4,887
Ancillary revenue	1,715	161
Total revenues	$36,376	5,048

(1)	Amounts are net of returns